RULE 24f-2 NOTICE

        WILLIAM PENN INTEREST INCOME FUND


        Securities Act of 1993
        File No. 33-14609

        Investment Company Act of 1940
        File No. 811-5177


         1) Fiscal year for which notice is filed:  1996

         2) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Section 24(f) of the Investment Company Act
             of 1940 but which remained unsold at the beginning of 1996:   N/A

         3) The number of amount of securities sold during 1996 other than pursuant to Section 24(f): NONE

         4) The net number and dollar amount of securities sold during 1996:
            Class A 6,863,868 and $11,102,687; Class C 177,296 and $1,932,392

         5) The net number and dollar amount of securities sold during 1996 in reliance upon registration pursuant to Section 24(f):
            Class A 6,863,868 and $11,102,687; Class C 177,296 and $1,932,392

         6) The registration fee for such securities sold during 1996: $3,950

         7) The wiring date of the above filing fee to the Commission's lockbox depository: February 25, 1997


        WILLIAM PENN INTEREST INCOME FUND

        /s/ Dennis J. Westley
        Vice President and Treasurer
        February 25, 1997